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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [_]; Amendment Number: __
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DSM Capital Partners
         --------------------------
Address:   332 Main Street
         --------------------------
           Mount Kisco, NY 10549
         --------------------------


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen E. Memishian
       ----------------------------
Title:   Managing Partner
       ----------------------------
Phone:   914-242-1900
       ----------------------------

Signature, Place, and Date of Signing:

  /s/ Stephen E. Memishian           Mount Kisco, NY               11-11-03
----------------------------     -----------------------     -------------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name
    28-___________________        _______________________
    [Repeat as necessary.]

                                        9

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Report Summary:

Number of Other Included Managers:              0
                                         --------------------
Form 13F  Information Table Entry Total:        49
                                         --------------------
Form 13F  Information Table Value Total:        201,674
                                         --------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

    [Repeat as necessary.]

                                       9

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
PORTVUE-SEC13F.LNP                                                 D SM CAPITAL PARTNERS LLC                                  PAGE 1
RUN DATE: 11/11/03 11:56 A.M.
                                                                  FORM 13F INFORMATION TABLE
                                                                     AS OF DATE: 09/30/03

                                TITLE OF               VALUE      SHARES/    SH/   PUT/   INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP     (x$1000)   PRN AMT    PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED    NONE
----------------------------    --------   ---------   --------   --------   ---   ----   -------   --------   ----   -------   ----
24 / 7 REAL MEDIA               COM        901314104         95      75700   SH           DEFINED                 0     75700      0
99 CENTS ONLY STORES            COM        65440K106       4582     141680   SH           DEFINED                 0    141680      0
ALLERGAN                        COM        018490102       8544     108525   SH           DEFINED                 0    108525      0
AMGEN                           COM        031162100       8258     127985   SH           DEFINED                 0    127985      0
ANTHEM INC                      COM        03674B104        257       3600   SH           DEFINED                 0      3600      0
APOLLO GROUP                    COM        037604105       9285     140613   SH           DEFINED                 0    140613      0
BED BATH & BEYOND               COM        075896100       4815     125825   SH           DEFINED                 0    125825      0
BIOMET                          COM        090613100       7380     220300   SH           DEFINED                 0    220300      0
BRINKER INTERNATIONAL           COM        109641100       5485     164428   SH           DEFINED                 0    164428      0
C H ROBINSON WORLDWIDE          COM        12541W100       6637     178180   SH           DEFINED                 0    178180      0
CACI INTERNATIONAL              COM        127190304        214       4990   SH           DEFINED                 0      4990      0
CAREER EDUCATION                COM        141665109      12613     278375   SH           DEFINED                 0    278375      0
CENDANT CORP                    COM        151313103        209      11200   SH           DEFINED                 0     11200      0
CLEAR CHANNEL                   COM        184502102       7158     186880   SH           DEFINED                 0    186880      0
COMCAST                         COM        20030N101       8060     261505   SH           DEFINED                 0    261505      0
CONCORDE CAREER COLLEGES        COM        20651H201        356      15240   SH           DEFINED                 0     15240      0
CORINTHIAN COLLEGES             COM        218868107        217       3800   SH           DEFINED                 0      3800      0
ECOLLEGE.COM                    COM        27887E100        448      22300   SH           DEFINED                 0     22300      0
EXPEDITORS INTERNATIONAL        COM        302130109       4356     126640   SH           DEFINED                 0    126640      0
FAMILY DOLLAR STORES            COM        307000109       7301     183030   SH           DEFINED                 0    183030      0
FIRST DATA                      COM        319963104       3239      81059   SH           DEFINED                 0     81059      0
FLIR SYSTEMS                    COM        302445101        209       8220   SH           DEFINED                 0      8220      0
FOREST LABS                     COM        345838106       6768     131540   SH           DEFINED                 0    131540      0
GENZYME                         COM        372917104       6874     148435   SH           DEFINED                 0    148435      0
GILEAD SCIENCES                 COM        375558103       3193      56980   SH           DEFINED                 0     56980      0
IMPAC MEDICAL SYSTEMS           COM        45255A104        208      11650   SH           DEFINED                 0     11650      0
INTERACTIVE                     COM        45840Q101       4094     123375   SH           DEFINED                 0    123375      0
LIVEPERSON                      COM        538146101        149      36900   SH           DEFINED                 0     36900      0
LOWE'S COMPANIES                COM        548661107       8400     161855   SH           DEFINED                 0    161855      0
MEDTRONIC                       COM        585055106       6728     143395   SH           DEFINED                 0    143395      0
MICROCHIP TECHNOLOGY            COM        595017104       3353     139950   SH           DEFINED                 0    139950      0
PIER 1 IMPORTS                  COM        720279108        228      11840   SH           DEFINED                 0     11840      0
QUALCOMM                        COM        747525103       3079      73895   SH           DEFINED                 0     73895      0
RADIO ONE INC                   COM        75040P405        179      12480   SH           DEFINED                 0     12480      0
ROSS STORES                     COM        778296103        288       6215   SH           DEFINED                 0      6215      0
SYLVAN LEARNING SYSTEMS         COM        871399101        215       7860   SH           DEFINED                 0      7860      0
SYMANTEC                        COM        871503108      10792     170780   SH           DEFINED                 0    170780      0
THE CHEESECAKE FACTORY          COM        163072101       7957     219210   SH           DEFINED                 0    219210      0
TITAN CORP                      COM        888266103        391      18780   SH           DEFINED                 0     18780      0
TJX COMPANIES                   COM        872540109       6674     343645   SH           DEFINED                 0    343645      0
UNITEDHEALTH GROUP              COM        91324P102       7810     155207   SH           DEFINED                 0    155207      0
UNIV OF PHOENIX ONLINE          COM        037604204        264       3960   SH           DEFINED                 0      3960      0
VALUECLICK INC                  COM        92046N102        244      29100   SH           DEFINED                 0     29100      0
VARIAN MEDICAL SYSTEMS          COM        92220P105       7823     136095   SH           DEFINED                 0    136095      0
VIACOM CL B                     COM        925524308       6613     172655   SH           DEFINED                 0    172655      0
WEIGHT WATCHERS                 COM        948626106       7027     168910   SH           DEFINED                 0    168910      0
WELLPOINT HEALTH NETWORKS       COM        94973H108        210       2725   SH           DEFINED                 0      2725      0
WESTWOOD ONE                    COM        961815107       4246     140645   SH           DEFINED                 0    140645      0
ZIMMER HOLDINGS                 COM        98956P102       7149     129745   SH           DEFINED                 0    129745      0

LINE COUNT: 49